Receivables and Related Allowances	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Receivables and Related Allowances
Note 4 - Receivables and Related Allowances
Business activity with respect to gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2018 and 2017, and the percentage of customers in each of the three states, which was consistent with the prior year.

	December 31, 2018	December 31, 2017
Gas utility customer accounts receivable balance (in thousands)	$138,149	$119,444

December 31, 2018
Percent of customers by state
Arizona	53%
Nevada	37%
California	10%

Although Southwest seeks to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are generally written off approximately two months after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are recorded monthly based on experience, customer and rate composition, and write-off processes. They are included in the ratemaking process as a cost of service. The Nevada jurisdictions have a regulatory mechanism associated with the gas cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2015	$2,270
Additions charged to expense	3,264
Accounts written off, less recoveries	(3,010)
Balance, December 31, 2016	2,524
Additions charged to expense	2,310
Accounts written off, less recoveries	(2,723)
Balance, December 31, 2017	2,111
Additions charged to expense	2,959
Accounts written off, less recoveries	(2,902)
Balance, December 31, 2018	$2,168

At December 31, 2018, the utility infrastructure services segment (Centuri) had $273.8 million in combined customer accounts and contracts receivable. Both the allowance for uncollectibles and write-offs related to Centuri customers have been insignificant and are not reflected in the table above.